Related party transactions	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Related party transactions
Note 13: Related party transactions
Our related party transactions comprise of expenses for use of intellectual property, borrowings, and sublease previously described. We may also incur other expenses with related parties in the ordinary course of business, which are included in the consolidated financial statements.
The following is a summary of expenses charged by our parent, DoubleU Games (in thousands):

	Year ended December 31,			Statement of Income and Comprehensive Income Line Item
	2022	2021	2020
Royalty expense (see Note 12)	$3,374	$4,335	$3,015	Cost of revenue
Interest expense (see Note 5)	1,780	2,010	3,106	Interest expense
Rent expense (see Note 10)	1,251	1,397	1,461	General and administrative expense
Other expense	225	206	155	General and administrative expense
Amounts due to our parent, DoubleU Games, are as follows (in thousands):

	Year ended December 31,			Statement of Consolidated Balance Sheet Line Item
	2022	2021	2020
4.6% Senior Notes with related party	$39,454	$42,176	$45,956	Long-Term borrowing with related party
Royalties and other expenses	315	511	3,631	A/P and accrued expenses
Short-term lease liability	1,066	1,309	1,399	Short-term operating lease liabilities
Accrued interest on 4.6% Senior Notes with related party	7,852	6,454	4,918	Other non-current labilities
Long-term lease liability	—	1,078	2,454	Long-term lease liabilities